Equity based compensation	12 Months Ended
Dec. 31, 2019
Equity based compensation
Equity based compensation

15. Equity based compensation

The following table summarizes the number of awards outstanding under the VIP and the Five-Year Compensation Arrangement:

Number of VIP and Five Year Compensation Awards (‘000s)	2019	2018
Opening balance	1,931	1,685
Granted	1,193	932
Vested	(688)	(520)
Forfeited	(168)	(166)
Closing balance (1)	2,268	1,931

(1)	As at December 31, 2019, 51,860 awards (2018 - 36,845 awards) are included in the closing balance related to the Five-Year Compensation Arrangement.

For the year ended December 31, 2019, the awards had a weighted average grant date fair value of $30.92 (2018 - $40.57). Equity based compensation expense for the awards is calculated based on the number of awards outstanding multiplied by the estimated performance factor that will be realized upon vesting (2019 - 1.7; 2018 - 1.9) adjusted by an estimated annual forfeiture rate (2019 - 5.2%; 2018 - 4.6%). Equity based compensation expense of $46.6 million was recorded during the year ended December 31, 2019 (2018 - $48.2 million) relating to the awards.

For the year ended December 31, 2019, there were 72,191 DSUs granted and outstanding with a weighted average grant date fair value of $25.25.  Equity based compensation expense of $1.8 million was recorded during the year ended December 31, 2019 relating to the DSUs.